Cover	May 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2026
Entity File Number	001-36388
Entity Registrant Name	PEOPLES FINANCIAL SERVICES CORP.
Entity Central Index Key	0001056943
Entity Tax Identification Number	23-2391852
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	30 E D Preate Drive
Entity Address, City or Town	Moosic
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18507
City Area Code	570
Local Phone Number	346-7741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.00 par value
Trading Symbol	PFIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false